Intangible Asset - Net	12 Months Ended
Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Asset - Net

12. Intangible Assets, net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Computer software	$10,928	$10,117	$10,411	$1,780
Less: accumulated amortization	2,774	1,597	712	300
Net Computer software	$8,154	$8,520	$9,699	$1,480
IPR&D	114,425	—	—	—
Net Carrying value	$122,579	$8,520	$9,699	$1,480

Amortization expense for intangible assets for the year ended December 31, 2024 was $1,052 (2023 - $998, 2022 - $445, 2021 - $183).

IPR&D presents capitalized research and development expenditure acquired in September 2024 not amortized until completion or abandonment of the associated research and development efforts. There is no impairment as of December 31, 2024.

Future amortization expense for intangible assets as of December 31, 2024 were as follows:

December 31,
2024
2025	$1,125
2026	1,072
2027	1,067
2028	1,067
2029	1,067
Thereafter	2,756
Total future amortization expense	$8,154